Condensed Interim Statements of Cash Flows - USD ($)	6 Months Ended		9 Months Ended	12 Months Ended
	Apr. 30, 2023	Apr. 30, 2022	Oct. 31, 2021	Oct. 31, 2022	Jan. 31, 2021
Cash flows from operating activities
Net loss	$ (5,584,512)	$ (6,846,426)	$ (4,211,271)	$ (8,765,271)	$ (8,890,431)
Items not affecting cash:
Amortization and depreciation	2,110	5,640	5,498	15,348
Government grant			(8,763)		(14,139)
Share-based compensation	406,154	7,861	92,276	279,622	4,949,441
Consulting			12,658	140,310
Write down of prepaid inventory	130,150
Accretion of promissory note	206,968	247,261
Gain on revaluation of warrant derivative	(1,473,271)	(181,078)	92,918	(5,740,202)	536,209
Interest expense			2,699	995,901	1,782
Unrealized foreign exchange	(21)		1,376	(1,771)	1,431
Gain on write-off of accounts payable		(1,005)
Listing expense		(27)
Financing costs		3,150,000		2,613,034
Accounts and other receivables	22,652	17,961	(79,888)	(14,209)	(68,190)
Inventory	98,391	167,057	402,130	589,037	(577,656)
Term deposit	18,506			(18,506)
Prepaid expenses and deposits	151,348	40,015	36,795	(652,161)	(114,917)
Accounts payable and accrued liabilities	1,279,135	(192,550)	3,057,343	(2,020,774)	31,999
Deferred revenue	(4,036)	224,850	(74,940)	(11,136)	92,121
Net cash flows used in operating activities	(4,746,426)	(3,360,441)	(671,169)	(12,590,778)	(4,052,350)
Cash flows from investing activities
Purchase of property and equipment	(1,405)	(2,042)	(6,201)	(2,042)	(3,196)
Purchase of intangible asset			(15,000)
Net cash flows used in investing activities	(1,405)	(2,042)	(21,201)	(2,042)	(3,196)
Cash flows from financing activities
Proceeds from promissory notes	1,874,254			3,860,750
Proceeds from private placement warrants	2,742,069
Proceeds from convertible debentures		3,760,725
Repayment of promissory notes				(4,852,867)
Proceeds from equity financings				15,510,764	4,973,023
Proceeds from exercise of warrants	1,667
Share subscriptions received in advance	283
Share issuance costs				(1,840,861)
Broker warrants				2,628
Repayment of loans	(257,267)			(29,203)	(433,987)
Proceeds from loans	508,225		14,253		28,506
Net cash flows provided by financing activities	4,869,231	3,760,725	14,253	12,651,211	4,567,542
Change in cash	121,400	398,242	(678,117)	58,391	511,996
Cash
Beginning of period	72,921	14,530	692,647	14,530	180,651
End of period	194,321	412,772	14,530	72,921	692,647
Supplemental cash flow disclosure
Interest				311,617
Taxes paid
Non- cash investing and financing activities
Fair value of warrants exercised	636,160
Broker warrants	$ 361,539